Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Absolute Shares Trust
Entity Central Index Key	0001591939
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
WBI BullBear Value 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Value 3000 ETF
Class Name	WBI BullBear Value 3000 ETF
Trading Symbol	WBIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Value 3000 ETF	$190	1.70%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the S&P 500 Index, returning 23.74% at NAV versus 22.29%, but trailed the Russell 3000 Value Index at 27.72%. WBIF is an actively managed fund that focuses on risk management and value-oriented stocks when fully invested. WBIF had under a quarter of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Information Technology and Industrials were the largest contributors to total return, while Consumer Discretionary and Utilities detracted. The Fund’s risk-management process raises cash as downside risk builds, seeking to limit losses in declining markets rather than track a fully invested benchmark; cash averaged approximately 6.00% of net assets. That positioning accounts for much of the gap versus the value index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Value 3000 ETF NAV	23.71	3.28	5.99
S&P 500 TR	22.32	13.41	15.51
Russell 3000 Value Total Return	27.78	10.97	11.48

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 23,491,652
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 189,411
Investment Company Portfolio Turnover	613.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$23,491,652
Number of Holdings	75
Advisory Fee	$189,411
Portfolio Turnover	613%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	20.2%
Amphenol Corp.	3.4%
Lennox International, Inc.	2.7%
Ball Corp.	2.6%
American Express Co.	2.3%
Kinsale Capital Group, Inc.	2.3%
Interactive Brokers Group, Inc.	2.3%
Piper Sandler Cos.	2.1%
Yum China Holdings, Inc.	2.1%
McKesson Corp.	2.0%
[1]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Absolute Shares Trust (the “Trust”) has historically engaged  KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust for the fiscal year ending June 30, 2026.

Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Yield 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Yield 3000 ETF
Class Name	WBI BullBear Yield 3000 ETF
Trading Symbol	WBIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Yield 3000 ETF	$187	1.70%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund underperformed its benchmark, the S&P 500 Index, returning 19.50% at NAV versus 22.29%, and trailed the Russell 3000 Value Index, which returned 27.72%. WBIG is an actively managed fund that focuses on risk management and yield-oriented securities. As such, WBIG had under a quarter of its weight on average in common with the S&P 500, and held a sleeve of fixed-income exchange-traded funds consistent with its yield objective. Information Technology, Industrials, and Healthcare were the largest contributors to total return, while Consumer Discretionary detracted the most. The Fund’s risk-management process raises cash as downside risk builds, seeking to limit losses in declining markets; cash averaged approximately 4.70% of net assets. That defensive positioning and the fixed-income allocation both restrained returns in a year when equities advanced broadly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Yield 3000 ETF NAV	19.50	1.30	4.22
S&P 500 TR	22.32	13.41	15.51
Russell 3000 Value Total Return	27.78	10.97	11.48

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 27,466,051
Holdings Count | $ / shares	83
Advisory Fees Paid, Amount	$ 253,482
Investment Company Portfolio Turnover	576.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$27,466,051
Number of Holdings	83
Advisory Fee	$253,482
Portfolio Turnover	576%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	19.6%
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	2.6%
Angel Oak High Yield Opportunities ETF	2.4%
Amphenol Corp.	2.4%
OneMain Holdings, Inc.	2.0%
Kimberly-Clark Corp.	2.0%
Astera Labs, Inc.	2.0%
Lennox International, Inc.	1.9%
Ball Corp.	1.9%
T Rowe Price Group, Inc.	1.9%
[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Absolute Shares Trust (the “Trust”) has historically engaged  KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust for the fiscal year ending June 30, 2026.

Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI BullBear Quality 3000 ETF
Shareholder Report [Line Items]
Fund Name	WBI BullBear Quality 3000 ETF
Class Name	WBI BullBear Quality 3000 ETF
Trading Symbol	WBIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Quality 3000 ETF	$190	1.70%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed its benchmark, the S&P 500 Index, returning 23.70% at NAV versus 22. 29%. WBIL is an actively managed fund that focuses on risk management and quality-oriented companies. WBIL had under one-third of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Information Technology, Industrials, and Consumer Staples were the largest contributors to total return, while Communication Services and an underweight to Materials were key detractors. The Fund’s risk-management process raises cash as downside risk builds, seeking to limit losses in declining markets; cash averaged approximately 7.91% of net assets. Quality-oriented selection more than offset the cost of that defensive positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Quality 3000 ETF NAV	23.68	6.24	7.00
S&P 500 TR	22.32	13.41	15.51
Russell 3000 Total Return	22.82	12.31	15.06

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 30,461,607
Holdings Count | $ / shares	62
Advisory Fees Paid, Amount	$ 262,684
Investment Company Portfolio Turnover	733.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$30,461,607
Number of Holdings	62
Advisory Fee	$262,684
Portfolio Turnover	733%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	21.6%
Astera Labs, Inc.	3.8%
ARM Holdings PLC	3.1%
Marvell Technology, Inc.	3.0%
Caterpillar, Inc.	2.4%
Crowdstrike Holdings, Inc.	2.3%
Nebius Group NV	2.3%
Datadog, Inc.	2.3%
Expedia Group, Inc.	2.2%
Monster Beverage Corp.	2.2%
[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Absolute Shares Trust (the “Trust”) has historically engaged  KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust for the fiscal year ending June 30, 2026.

Updated Prospectus Web Address	https://wbietfs.com/documents/
WBI Power Factor High Dividend ETF
Shareholder Report [Line Items]
Fund Name	WBI Power Factor High Dividend ETF
Class Name	WBI Power Factor High Dividend ETF
Trading Symbol	WBIY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-772-5810
Additional Information Website	https://wbietfs.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI Power Factor High Dividend ETF	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the S&P 500 Index, returning 24.88% at NAV versus 22.29%, and trailed the Solactive Power Factor High Dividend Index, which returned 26.00%. WBIY seeks to invest in high-dividend-yield stocks, focusing on value-oriented companies with strong fundamentals. As a result, WBIY had about 4% of its weight on average in common with the S&P 500, and less than one-tenth of the names in the index appeared in the Fund during the year. Consumer Discretionary, Financials, and Utilities were the top contributors to total return, while Consumer Staples and Real Estate were the largest detractors. The Fund’s rules-based process selects on valuation, dividend coverage and fundamentals, and the Fund remained substantially invested through the period; cash averaged approximately 1.13% of net assets. The Fund’s yield-driven selection participated well in a broadening market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/19/2016)
WBI Power Factor High Dividend ETF NAV	24.85	10.04	8.88
S&P 500 TR	22.32	13.41	15.30
Russell 3000 Value Total Return	27.78	10.97	10.73

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://wbietfs.com/documents/ for more recent performance information.
Net Assets	$ 59,020,221
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 259,156
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$59,020,221
Number of Holdings	51
Advisory Fee	$259,156
Portfolio Turnover	138%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	27.2%
Best Buy Co., Inc.	5.5%
HP, Inc.	5.3%
Altria Group, Inc.	5.2%
Campbell’s Co.	5.1%
General Mills, Inc.	4.7%
United Parcel Service, Inc.	4.6%
Verizon Communications, Inc.	4.3%
Skyworks Solutions, Inc.	4.2%
Pfizer, Inc.	4.2%
[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The Absolute Shares Trust (the “Trust”) has historically engaged  KPMG, LLP. to serve as the independent registered public accounting firm for the Trust. On September 25, 2025, the Board of Trustees of the Trust considered and approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for each series of the Trust for the fiscal year ending June 30, 2026.

Updated Prospectus Web Address	https://wbietfs.com/documents/

[1]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.